Financial instruments - Summary of Changes in Unrealized Gains (Losses) Recognized in Net Income for Level 3 Assets and Liabilities (Detail) - Recurring fair value measurement [member] - Level 3 of fair value hierarchy [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Contingent Considerations [Member] | Financial liabilities required to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	¥ (513)
Redeemable Non Controlling Interests [Member] | Financial liabilities designated to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	(1,878)	¥ (783)
Debt securities [member] | Investment funds [member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	4,562	(914)
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	5
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	700	168
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets designated to be measured at FVPL [member]
Assets:
Financial assets	337
Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	238	761
Trading equity securities [member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	98	(652)
Derivatives [member] | Equity Contracts [Member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	¥ (6,629)	¥ 5,554